Summary of Ageing of Trade Receivables (Detail) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of provision matrix [Line Items]
Total Trade Receivables	$ 264,589	$ 178,433
Gross [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	266,059	181,029
Gross [Member] | Not Past Due [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	175,277	92,880
Gross [Member] | Past Due 0 - 30 Days [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	64,351	66,723
Gross [Member] | Past Due 31 - 120 Days [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	25,032	19,410
Gross [Member] | Past Due More than 120 Days [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	1,399	2,016
Provision for Impairment [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	1,470	2,596
Provision for Impairment [Member] | Past Due 31 - 120 Days [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	71	580
Provision for Impairment [Member] | Past Due More than 120 Days [Member]
Disclosure of provision matrix [Line Items]
Total Trade Receivables	$ 1,399	$ 2,016